May 7, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Themes ETF Trust (File Nos. 811-23872 and 333-271700)

Ladies and Gentlemen:

On behalf of our client, Themes ETF Trust (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended, enclosed for filing is Post-Effective Amendment No. 31 and, under the Investment Company Act of 1940, as amended, Amendment No. 33 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), to register the following 15 new series of the Trust:

Leverage Shares 2X Long HIMS Daily ETF

Leverage Shares 2X Long BBAI Daily ETF

Leverage Shares 2X Long SOUN Daily ETF

Leverage Shares 2X Long RGTI Daily ETF

Leverage Shares 2X Long COST Daily ETF

Leverage Shares 2X Long VST Daily ETF

Leverage Shares 2X Long RKLB Daily ETF

Leverage Shares 2X Long AFRM Daily ETF

Leverage Shares 2X Long GOLD Daily ETF

Leverage Shares 2X Long NEM Daily ETF

Leverage Shares 2X Long OKLO Daily ETF

Leverage Shares 2X Long FUTU Daily ETF

Leverage Shares 2X Long PDD Daily ETF

Leverage Shares 2X Long JD Daily ETF

Leverage Shares 2X Long ABNB Daily ETF

Please note that the Trust previously filed 22 single stock leveraged ETFs, which went effective on March 14, 2025 and 13 leverage and inverse leverage ETFs, which went effective on December 4, 2024 (collectively, the “Prior Filings”). All comments provided by the SEC staff on the Prior Filings have been incorporated into this Amendment.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

On behalf of Practus, LLP

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com